NONCONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest [Abstract]
NONCONTROLLING INTERESTS	NONCONTROLLING INTERESTS
Ownership interests in the Company's subsidiaries held by parties other than the Company are presented separately from the Company's equity in the Consolidated Balance Sheets as "Noncontrolling interests." The amount of consolidated net income attributable to the Company and the noncontrolling interests are both presented on the face of the Consolidated Statements of Operations.

The following table summarizes the activity for equity attributable to noncontrolling interests in the years ended December 31, 2020, 2019, and 2018:

Noncontrolling Interests In millions	2020	2019	2018
Balance at beginning of period	$569	$1,608	$1,597
Net income attributable to noncontrolling interests	28	102	155
Distributions to noncontrolling interests [1]	(50)	(27)	(168)
Noncontrolling interests from DWDP Merger	—	—	61
Cumulative translation adjustments	—	12	(39)
Spin-off of Dow and Corteva	—	(1,124)	—
Other	19	(2)	2
Balance at end of period	$566	$569	$1,608
1. Net of dividends paid to a joint venture, which were reclassified to "Equity in earnings of nonconsolidated affiliates" in the Consolidated Statements of Operations, totaled $27 million for the year ended December 31, 2018.